Employee Compensation - Summary of Changes in Number of Key Assumption (Parenthetical) (Detail)	Oct. 31, 2040
Scenario, Forecast [Member] | Other employee future benefit plans [member] | Actuarial assumption of medical cost trend rates [member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	4.10%